Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 6	$ 74
Other receivables	22	27
Security deposit	36	36
Prepaid assets	11	16
Bond Deposits	500	500
Total current assets	575	653
Property and equipment	1	1
Total assets	576	654
Current liabilities
Accounts payable and accrued liabilities	4,054	3,897
Accounts payable to related parties	55	27
Accrued interest payable to related party	659	219
Advances, related Party	5,113	3,286
Total current liabilities	9,881	7,429
Total liabilities	9,881	7,429
Equity
Share capital - unlimited authorized shares at no par value 102,040 and 94,540 shares outstanding at December 31, 2025 and 2024, respectively	173,883	173,876
Share capital payable	272	3,811
Additional paid-in capital	33,289	28,012
Accumulated deficit	(216,749)	(212,474)
Total Stockholders' equity (deficit)	(9,305)	(6,775)
Total liabilities and stockholders' equity	$ 576	$ 654